Statement of cash flows, indirect method (Statement) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash generated from (used in) operating activities
Cash generated from/(used in) operations	$ 93	$ (811)	$ 2,818
Income tax paid	(5)	(5)	(6)
Net cash generated from (used in) operating activities	88	(816)	2,812
Cash flows from (used in) investing activities
Increase in restricted cash and cash equivalents	0	0	(2)
Purchases of property and equipment	(564)	(1,019)	(720)
Additions to investment properties	(60)	(8)	(16)
Purchases of intangible assets	(16)	(11)	(18)
Proceeds from disposal of property and equipment, investment properties and intangible assets	3	1	1
Interest received	3	13	40
Net cash used in investing activities	(634)	(1,024)	(715)
Cash flows from (used in) financing activities
Proceeds from exercise of share options	12	6	28
Proceeds from Senior Notes	1,946	1,496	0
Proceeds from bank loans	756	403	0
Repayment of 2023 Notes	(1,800)	0	0
Repayments of bank loans	0	(404)	0
Dividends paid	0	(1,030)	(2,051)
Repayments of lease liabilities	(12)	(11)	(13)
Payments of financing costs	(27)	(20)	(2)
Make-whole premium on early retirement of debt	(131)	0	0
Interest paid	(378)	(209)	(274)
Net cash (used in)/from financing activities	366	231	(2,312)
Net cash (used in)/from financing activities	(180)	(1,609)	(215)
Cash and cash equivalents at beginning of period	861	2,471	2,676
Effect of exchange rate on cash and cash equivalents	(3)	(1)	10
Cash and cash equivalents at end of period	$ 678	$ 861	$ 2,471